Non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2014
Noncontrolling Interest [Abstract]
Non-controlling interest

Changes in non-controlling interest in 2014, 2013 and 2012 are as follows;

(In millions of U.S. dollars)	Ship Finance	Total
December 31, 2012	—	—
Changes in 2013	(2.3)	(2.3)
2013 net (loss)/income	—	—
December 31, 2013	(2.3)	(2.3)
Changes in 2014	—	—
2014 net (loss)/income	12.4	12.4
December 31, 2014	10.1	10.1